Provision for credit losses (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Provision for credit losses
Provision for loan losses	166	159	141
Provision for lending-related and other exposures	1	11	46
Provision for credit losses	167	170	187
Bank
Provision for credit losses
Provision for loan losses	91	77	78
Provision for lending-related and other exposures	2	11	45
Provision for credit losses	93	88	123